Short-Term Investments	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Short-Term Investments
3.     SHORT-TERM INVESTMENTS
Short-term investments include as follows: (a)wealth management products mainly issued by Bank of Communications Co., Ltd. and Shanghai Pudong Development Bank Co., Ltd., which are redeemable by the Company at any time; (b) time deposit mainly in Bank of Shanghai (Hong Kong) Limited and Bank of
S
hanghai
C
o., Ltd. ranging from three months to one year; (c) beneficial interests in securitized financial assets which will expire in less than one year. The wealth management products are primarily invested in debt securities issued by the PRC government, corporate debt securities and central bank bills. The Company valued the short-term available-for-sale
products based on the quoted subscription/redemption price published by the relevant banks. As of December 31, 2018 and 2019, the realized reinvestment from fair value changes on wealth management products was
RMB
935,717
and RMB
1,388,953
(US$
199,510
)
,
respectively.